Financial Income, Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortization of marketable securities premium and accretion of discount, net	$ 9.4	$ 2.0	$ 13.6
Realized loss (gain) on sale of marketable securities, net	(4.5)	(0.7)	1.8
Financial income, net	66.6	80.6	65.1
Financial Income
Schedule of Trading Securities and Other Trading Assets [Line Items]
Interest income	78.2	93.3	88.5
Financial Expense
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortization of marketable securities premium and accretion of discount, net	9.4	2.0	13.6
Realized loss (gain) on sale of marketable securities, net	(4.5)	(0.7)	1.8
Foreign currency re-measurement loss	4.5	8.9	5.7
Others	2.2	2.5	2.3
Total financial expense	$ 11.6	$ 12.7	$ 23.4